Offerings	Feb. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	7,931,034
Proposed Maximum Offering Price per Unit	58.00
Maximum Aggregate Offering Price	$ 459,999,972.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,526.00
Offering Note	Assumes exercise in full of the underwriters' option to purchase up to 1,034,482 additional shares of common stock and includes 293,103 shares of common stock issuable upon the exercise of the pre-funded warrants to purchase common stock. Represents the sum of the offering price of the pre-funded warrants of $57.999 per pre-funded warrant and the exercise price of $0.0001 per share issuable pursuant to the pre-funded warrants. The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3ASR (Registration No. 333-291466) paid with the filing of this prospectus supplement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase common stock
Amount Registered | shares	293,103
Proposed Maximum Offering Price per Unit	57.9999
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase common stock being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. The registration fee for the pre-funded warrants is being allocated to the shares of common stock issuable upon exercise of the pre-funded warrants.